UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, OK  73120

(Address of principal executive offices)                                                                                    (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(405) 778-8377

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.5%
Consumer Discretionary 13.0%
Advance Auto Parts, Inc.	292	50,869
Amazon.com, Inc. *	1,556	834,249
AutoNation, Inc. *	303	18,889
AutoZone, Inc. *	130	91,122
Bed Bath & Beyond, Inc. *	698	45,531
Best Buy Co., Inc.	1,194	38,554
BorgWarner, Inc.	922	45,833
Cablevision Systems Corp., Class A	898	25,342
CarMax, Inc. *	874	56,382
Carnival Corp., Class A	1,851	98,640
CBS Corp., Class B	1,845	98,652
Chipotle Mexican Grill, Inc. *	126	93,521
Coach, Inc.	1,129	35,225
Comcast Corp., Class A	10,242	639,203
D.R. Horton, Inc.	1,363	40,467
Darden Restaurants, Inc.	513	37,839
Delphi Automotive PLC	1,184	92,447
Discovery Communications, Inc., Class A *	606	20,010
Discovery Communications, Inc., Class C *	1,068	32,360
Dollar General Corp.	1,211	97,328
Dollar Tree, Inc. *	935	72,958
Expedia, Inc.	402	48,819
Ford Motor Co.	16,209	240,379
Fossil Group, Inc. *	183	12,581
GameStop Corp., Class A	443	20,312
Gap, Inc.	1,071	39,070
Garmin, Ltd.	498	20,871
General Motors Co.	5,509	173,589
Genuine Parts Co.	621	55,238
Goodyear Tire & Rubber Co.	1,099	33,113
H&R Block, Inc.	1,130	37,618
Hanesbrands, Inc.	1,635	50,734
Harley-Davidson, Inc.	876	51,071
Harman International Industries, Inc.	292	31,437
Hasbro, Inc.	457	35,984
Johnson Controls, Inc.	2,681	122,146
Kohl's Corp.	806	49,424
L Brands, Inc.	1,002	80,881
Leggett & Platt, Inc.	564	26,965
Lennar Corp.	733	38,878
Lowe's Cos., Inc.	3,800	263,568
Macy's, Inc.	1,371	94,681
Marriott International, Inc., Class A	840	60,992
Mattel, Inc.	1,398	32,448
McDonald's Corp.	3,906	390,054
Michael Kors Holdings, Ltd. *	810	34,012
Mohawk Industries, Inc. *	253	51,002
Netflix.com, Inc. *	1,726	197,299
Newell Rubbermaid, Inc.	1,106	47,868
News Corp., Class A *	2,054	30,255
Nike, Inc., Class B	2,838	326,995
Nordstrom, Inc.	583	44,489
Omnicom Group, Inc.	995	72,715
O'Reilly Automotive, Inc. *	412	99,008
Polo Ralph Lauren Corp.	247	31,095
Pulte Group, Inc.	1,359	28,158
PVH Corp.	335	38,873
Ross Stores, Inc.	1,686	89,628
Royal Caribbean Cruises, Ltd.	681	61,188
Scripps Networks Interactive, Inc.	389	24,344
Signet Jewelers, Ltd.	300	36,366
Staples, Inc.	2,611	38,408
Starbucks Corp.	6,115	354,242
Starwood Hotels & Resorts Worldwide, Inc.	700	55,622

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, Continued
Target Corp.	2,600	212,810
TEGNA, Inc.	932	27,149
The Home Depot, Inc.	5,293	619,439
The Interpublic Group of Cos., Inc.	1,707	36,359
The Priceline Group, Inc. *	211	262,393
The TJX Companies, Inc.	2,772	193,541
The Walt Disney Co.	6,361	763,320
Tiffany & Co.	458	43,831
Time Warner Cable, Inc., Class A	1,152	218,892
Time Warner, Inc.	3,361	295,902
Tractor Supply Co.	554	51,256
TripAdvisor, Inc. *	452	35,880
Twenty-First Century Fox, Inc.	7,210	248,673
Under Armour, Inc., Class A *	680	67,544
Urban Outfitters, Inc. *	408	13,309
VF Corp.	1,386	106,847
Viacom, Inc., Class B	1,456	82,992
Whirlpool Corp.	321	57,052
Wyndham Worldwide Corp.	490	40,435
Wynn Resorts, Ltd.	332	34,272
Yum! Brands, Inc.	1,762	154,633
		9,804,370

Consumer Staples 9.7%
Altria Group, Inc.	8,014	435,801
Archer-Daniels-Midland Co.	2,528	119,878
Brown-Forman Corp., Class B	639	69,274
Campbell Soup Co.	733	36,144
Clorox Co.	530	59,328
Coca-Cola Co.	15,985	656,663
Coca-Cola Enterprises, Inc.	874	44,644
Colgate-Palmolive Co.	3,465	235,689
ConAgra Foods, Inc.	1,750	77,105
Constellation Brands, Inc.	691	82,934
Costco Wholesale Corp.	1,787	259,651
CVS Health Corp.	4,598	517,138
Dr. Pepper Snapple Group, Inc.	781	62,652
Estee Lauder Cos., Class A	914	81,447
General Mills, Inc.	2,429	141,392
Hormel Foods Corp.	540	31,973
Kellogg Co.	1,021	67,560
Keurig Green Mountain, Inc.	486	36,469
Kimberly-Clark Corp.	1,484	170,615
Kroger Co.	4,005	157,156
McCormick & Co., Inc.	521	42,727
Mead Johnson Nutrition Co.	830	73,364
Molson Coors Brewing Co.	650	46,241
Mondelez International, Inc.	6,629	299,166
Monster Beverage Corp. *	596	91,516
PepsiCo, Inc.	6,018	579,834
Philip Morris International	6,313	539,951
Procter & Gamble Co.	11,055	847,919
Reynolds American, Inc.	1,691	145,071
Sysco Corp.	2,427	88,124
The Hershey Co.	604	56,106
The J.M. Smucker Co.	395	44,118
The Kraft Heinz Co.	2,413	191,761
Tyson Foods, Inc., Class A	1,199	53,176
Walgreens Boots Alliance, Inc.	3,559	343,906
Wal-Mart Stores, Inc.	6,431	462,903
Whole Foods Market, Inc.	1,468	53,435
		7,302,831

Energy 7.2%
Anadarko Petroleum Corp.	2,067	153,681

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
Apache Corp.	1,542	70,716
Baker Hughes, Inc.	1,771	102,984
Cabot Oil & Gas Corp.	1,686	44,106
Cameron International Corp. *	780	39,359
Chesapeake Energy Corp.	2,149	18,610
Chevron Corp.	7,668	678,465
Cimarex Energy Co.	389	40,503
Columbia Pipeline Group, Inc.	1,296	37,817
ConocoPhillips, Inc.	5,025	252,959
CONSOL Energy, Inc.	937	15,479
Devon Energy Corp.	1,569	77,540
Diamond Offshore Drilling, Inc.	273	5,992
Ensco PLC, Class A, ADR	971	16,099
EOG Resources, Inc.	2,237	172,674
Equities Corp.	618	47,493
Exxon Mobil Corp.	17,038	1,349,579
FMC Technologies, Inc. *	971	31,810
Halliburton Co.	3,459	144,551
Helmerich & Payne, Inc.	437	25,232
Hess Corp.	990	58,420
Kinder Morgan, Inc.	7,068	244,836
Marathon Oil Corp.	2,755	57,883
Marathon Petroleum Corp.	2,213	120,985
Murphy Oil Corp.	680	22,297
National-Oilwell Varco, Inc.	1,581	66,608
Newfield Exploration Co. *	650	21,314
Noble Energy, Inc.	1,577	55,558
Occidental Petroleum Corp.	3,130	219,726
ONEOK, Inc.	860	32,499
Phillips 66	2,212	175,854
Pioneer Natural Resources Co.	605	76,696
Range Resources Corp.	680	26,751
Schlumberger, Ltd.	5,174	428,511
Southwestern Energy Co. *	1,557	28,960
Spectra Energy Corp.	2,739	82,882
Tesoro Corp.	515	50,130
Transocean, Ltd.	1,388	18,405
Valero Energy Corp.	2,073	135,989
Williams Cos., Inc.	2,746	144,110
		5,394,063

Financials 16.8%
ACE, Ltd.	1,335	145,208
Affiliated Managers Group *	226	46,985
AFLAC, Inc.	1,768	113,240
Allstate Corp.	1,667	114,940
American Express Co.	3,560	270,773
American International Group, Inc.	5,436	348,555
American Tower Corp.	1,724	163,969
Ameriprise Financial, Inc.	739	92,870
AON PLC	1,143	115,180
Apartment Investment & Management Co., Class A	633	24,738
Assurant, Inc.	277	20,664
AvalonBay Communities, Inc.	535	92,202
Bank of America Corp.	42,817	765,569
Bank of New York Mellon Corp.	4,570	198,338
BB&T Corp.	2,978	119,924
Berkshire Hathaway, Inc., Class B *	7,431	1,060,701
BlackRock, Inc., Class A	518	174,214
Boston Properties, Inc.	624	76,927
Capital One Financial Corp.	2,233	181,543
CBRE Group, Inc., Class A *	1,141	43,324
Cincinnati Financial Corp.	601	33,181
Citigroup, Inc.	12,374	723,384

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
CME Group, Inc.	1,297	124,564
Comerica, Inc.	736	34,908
Crown Castle International Corp.	1,375	112,626
Discover Financial Services, Inc., Class A	1,803	100,625
E*Trade Financial Corp. *	1,192	33,877
Equity Residential	1,479	110,644
Essex Property Trust, Inc.	266	59,826
Fifth Third BanCorp	3,300	69,531
Franklin Resources, Inc.	1,600	72,880
General Growth Properties, Inc.	2,561	69,506
Genworth Financial, Inc., Class A *	2,039	14,293
Goldman Sachs Group, Inc.	1,653	338,980
Hartford Financial Services Group, Inc.	1,712	81,406
HCP, Inc.	1,890	73,030
Health Care REIT, Inc.	1,430	99,199
Host Hotels & Resorts, Inc.	3,091	59,904
Hudson City BanCorp, Inc.	1,972	20,331
Huntington Bancshares, Inc.	3,300	38,511
Intercontinental Exchange, Inc.	456	103,986
Invesco, Ltd.	1,758	67,859
Iron Mountain, Inc.	777	23,349
JPMorgan Chase & Co.	15,122	1,036,312
KeyCorp	3,457	51,302
Kimco Realty Corp.	1,692	41,809
Legg Mason, Inc.	409	20,180
Leucadia National Corp.	1,299	30,552
Lincoln National Corp.	1,031	58,066
Loews Corp.	1,211	46,151
M&T Bank Corp.	542	71,083
Marsh & McLennan Cos., Inc.	2,194	127,120
McGraw-Hill Cos., Inc.	1,116	113,553
MetLife, Inc.	4,562	254,286
Moody's Corp.	726	80,172
Morgan Stanley	6,262	243,216
Navient Corp.	1,585	24,885
Northern Trust Corp.	902	68,994
People's United Financial, Inc.	1,287	20,940
Plum Creek Timber Co., Inc.	729	29,889
PNC Financial Services Group	2,111	207,258
Principal Financial Group, Inc.	1,127	62,560
Progressive Corp.	2,183	66,582
Prologis, Inc.	2,136	86,743
Prudential Financial, Inc.	1,846	163,113
Public Storage	592	121,467
Realty Income Corp.	948	45,779
Regions Financial Corp.	5,462	56,750
Simon Property Group, Inc.	1,268	237,394
SL Green Realty Corp.	402	46,286
State Street Corp.	1,678	128,468
SunTrust Banks, Inc.	2,104	93,291
T. Rowe Price Group, Inc.	1,068	82,375
The Charles Schwab Corp.	4,690	163,587
The Chubb Corp.	942	117,119
The Macerich Co.	583	46,150
The NASDAQ OMX Group, Inc.	486	24,801
Torchmark Corp.	514	31,668
Travelers Companies, Inc.	1,299	137,850
U.S. BanCorp	7,226	326,687
Unum Group	1,028	36,844
Ventas, Inc.	1,359	91,175
Vornado Realty Trust	714	69,651
Wells Fargo & Co.	19,121	1,106,533
Weyerhaeuser Co.	2,155	66,137
XL Group PLC	1,233	46,879
See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Zions Bancorporation	832	25,950
		12,643,871

Health Care 15.6%
Abbott Laboratories	6,067	307,536
AbbVie, Inc.	7,007	490,560
Aetna, Inc.	1,423	160,756
Agilent Technologies, Inc.	1,367	55,979
Alexion Pharmaceuticals, Inc. *	913	180,263
Allergan PLC *	1,599	529,509
AmerisourceBergen Corp.	848	89,676
Amgen, Inc.	3,106	548,489
Anthem, Inc.	1,078	166,303
Baxalta, Inc. *	2,212	72,620
Baxter International, Inc.	2,212	88,657
Becton Dickinson & Co.	854	129,936
Biogen, Inc. *	971	309,535
Boston Scientific Corp. *	5,463	94,728
Bristol-Myers Squibb Co.	6,795	446,024
C.R. Bard, Inc.	302	59,388
Cardinal Health, Inc.	1,351	114,808
Celgene Corp. *	3,232	424,200
Cerner Corp. *	1,240	88,933
CIGNA Corp.	1,049	151,119
DaVita Healthcare Partners, Inc. *	701	55,400
DENTSPLY International, Inc.	572	32,553
Edwards Lifesciences Corp. *	438	66,646
Eli Lilly & Co.	3,980	336,350
ENDO International PLC *	826	72,308
Express Scripts Holding, Inc. *	2,965	267,058
Gilead Sciences, Inc.	6,018	709,281
HCA Holdings, Inc. *	1,182	109,938
Henry Schein, Inc. *	343	50,757
Hospira, Inc. *	704	62,973
Humana, Inc.	610	111,075
Intuitive Surgical, Inc. *	150	79,976
Johnson & Johnson	11,300	1,132,373
Laboratory Corp. of America Holdings *	407	51,807
Mallinckrodt PLC *	474	58,757
McKesson Corp.	944	208,218
Medtronic PLC	5,812	455,603
Merck & Co., Inc.	11,513	678,806
Mylan NV *	1,678	93,951
Patterson Cos., Inc.	347	17,406
PerkinElmer, Inc.	466	24,661
Perrigo Co. PLC	596	114,551
Pfizer, Inc.	25,092	904,818
Quest Diagnostics, Inc.	586	43,253
Regeneron Pharmaceuticals, Inc. *	307	169,974
St. Jude Medical, Inc.	1,166	86,074
Stryker Corp.	1,220	124,769
Tenet Healthcare Corp. *	400	22,520
Thermo Fisher Scientific, Inc.	1,618	225,759
UnitedHealth Group, Inc.	3,883	471,395
Universal Health Services, Class B	369	53,590
Varian Medical Systems, Inc. *	409	35,203
Vertex Pharmaceuticals, Inc. *	993	134,055
Waters Corp. *	337	44,986
Zimmer Biomet Holdings, Inc.	690	71,808
Zoetis, Inc.	2,046	100,213
		11,787,884

Industrials 10.0%
3M Co.	2,589	391,819
Allegion PLC	396	25,035

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
American Airlines Group, Inc.	2,823	113,202
AMETEK, Inc.	985	52,254
C.H. Robinson Worldwide, Inc.	601	42,160
Caterpillar, Inc.	2,460	193,429
Cintas Corp.	389	33,260
CSX Corp.	4,026	125,933
Cummins, Inc.	683	88,469
D&B Corp.	143	17,842
Danaher Corp.	2,509	229,724
Deere & Co.	1,360	128,615
Delta Air Lines, Inc.	3,362	149,071
Dover Corp.	680	43,568
Eaton Corp. PLC	1,904	115,344
Emerson Electric Co.	2,723	140,915
Equifax, Inc.	486	49,635
Expeditors International of Washington, Inc.	780	36,559
Fastenal Co.	1,108	46,381
FedEx Corp.	1,077	184,619
Flowserve Corp.	549	25,798
Fluor Corp.	603	28,191
General Dynamics Corp.	1,273	189,817
General Electric Co.	41,056	1,071,562
Honeywell International, Inc.	3,185	334,584
Illinois Tool Works, Inc.	1,379	123,379
Ingersoll-Rand PLC	1,083	66,496
J.B. Hunt Transport Services, Inc.	486	40,882
Jacobs Engineering Group, Inc. *	512	21,565
Joy Global, Inc.	400	10,564
Kansas City Southern Industries, Inc.	448	44,437
L-3 Communications Holdings, Inc.	335	38,679
Lockheed Martin Corp.	1,093	226,360
Masco Corp.	1,417	37,395
Nielsen Holdings NV	1,515	73,417
Norfolk Southern Corp.	1,242	104,738
Northrop Grumman Corp.	790	136,678
PACCAR, Inc.	1,445	93,694
Pall Corp.	435	55,006
Parker Hannifin Corp.	583	65,733
Pentair PLC	732	44,513
Pitney Bowes, Inc.	826	17,280
Precision Castparts Corp.	563	109,740
Quanta Services, Inc. *	894	24,692
Raytheon Co.	1,262	137,672
Republic Services, Inc., Class A	1,033	43,933
Robert Half International, Inc.	551	30,322
Rockwell Automation, Inc.	551	64,346
Rockwell Collins, Inc.	541	45,779
Roper Technologies, Inc.	410	68,581
Ryder System, Inc.	216	19,552
Snap-on, Inc.	235	38,728
Southwest Airlines Co.	2,723	98,573
Stanley Black & Decker, Inc.	627	66,142
Stericycle, Inc. *	345	48,635
Textron, Inc.	1,138	49,731
The ADT Corp.	712	24,585
The Boeing Co.	2,621	377,869
Tyco International PLC	1,708	64,887
Union Pacific Corp.	3,592	350,544
United Parcel Service, Inc., Class B	2,828	289,474
United Rentals, Inc. *	396	26,528
United Technologies Corp.	3,370	338,045
W.W. Grainger, Inc.	243	55,576
Waste Management, Inc.	1,748	89,375

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Xylem, Inc.	739	25,518
		7,547,429

Information Technology 20.0%
Accenture PLC	2,552	263,136
Adobe Systems, Inc. *	1,942	159,225
Akamai Technologies, Inc. *	731	56,075
Alliance Data Systems Corp. *	253	69,585
Altera Corp.	1,227	60,933
Amphenol Corp., Class A	1,268	71,528
Analog Devices, Inc.	1,274	74,312
Apple, Inc.	23,489	2,849,216
Applied Materials, Inc.	5,018	87,112
Autodesk, Inc. *	932	47,141
Automatic Data Processing, Inc.	1,942	154,913
Avago Technologies, Ltd.	1,047	131,022
Broadcom Corp., Class A	2,216	112,152
CA, Inc.	1,290	37,584
Cisco Systems, Inc.	20,724	588,976
Citrix Systems, Inc. *	657	49,676
Cognizant Technology Solutions Corp. *	2,485	156,804
Computer Sciences Corp.	561	36,706
Corning, Inc.	5,145	96,109
eBay, Inc. *	4,505	126,681
Electronic Arts, Inc. *	1,262	90,296
EMC Corp.	7,914	212,807
Equinix, Inc.	231	64,428
F5 Networks, Inc. *	294	39,437
Facebook, Inc. *	8,582	806,794
Fidelity National Information Services, Inc.	1,167	76,357
First Solar, Inc. *	302	13,379
Fiserv, Inc. *	971	84,341
FLIR Systems, Inc.	575	17,704
Google, Inc., Class A *	1,165	765,988
Google, Inc., Class C *	1,169	731,338
Harris Corp.	502	41,636
Hewlett-Packard Co.	7,377	225,146
Intel Corp.	19,315	559,168
International Business Machines Corp.	3,731	604,384
Intuit, Inc.	1,128	119,309
Juniper Networks, Inc.	1,477	41,976
KLA-Tencor Corp.	680	36,074
Lam Research Corp.	648	49,812
Linear Technology Corp.	971	39,811
MasterCard, Inc., Class A	3,950	384,730
Microchip Technology, Inc.	827	35,429
Micron Technology, Inc. *	4,382	81,111
Microsoft Corp.	32,965	1,539,465
Motorola Solutions, Inc.	777	46,744
NetApp, Inc.	1,273	39,654
NVIDIA Corp.	2,082	41,536
Oracle Corp.	13,006	519,459
Paychex, Inc.	1,333	61,851
PayPal Holdings, Inc. *	4,505	174,344
Qorvo, Inc. *	602	34,886
Qualcomm, Inc.	6,640	427,550
Red Hat, Inc. *	777	61,445
Salesforce.com, Inc. *	2,484	182,077
SanDisk Corp.	875	52,754
Seagate Technology PLC	1,293	65,426
Skyworks Solutions, Inc.	777	74,336
Symantec Corp.	2,774	63,081
TE Connectivity, Ltd.	1,667	101,554
Teradata Corp. *	583	21,635

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
Texas Instruments, Inc.	4,271	213,465
Total System Services, Inc.	680	31,430
VeriSign, Inc. *	427	30,291
Visa, Inc., Class A	7,877	593,453
Western Digital Corp.	889	76,507
Western Union Co.	2,136	43,233
Xerox Corp.	4,271	47,066
Xilinx, Inc.	1,068	44,589
Yahoo!, Inc. *	3,547	130,068
		15,068,240

Materials 2.9%
Air Products & Chemicals, Inc.	785	111,870
Airgas, Inc.	277	28,260
Alcoa, Inc.	4,985	49,202
Avery Dennison Corp.	374	22,758
Ball Corp.	566	38,397
CF Industries Holdings, Inc.	971	57,483
E.I. Du Pont de Nemours & Co.	3,689	205,699
Eastman Chemical Co.	604	47,354
Ecolab, Inc.	1,092	126,465
FMC Corp.	538	26,115
Freeport-McMoRan, Inc.	4,242	49,844
International Flavors & Fragrances, Inc.	332	38,376
International Paper Co.	1,736	83,102
LyondellBasell Industries NV, Class A	1,601	150,222
Martin Marietta Materials, Inc.	249	39,048
Monsanto Co.	1,942	197,870
Newmont Mining Corp.	2,155	37,001
Nucor Corp.	1,302	57,470
Owens-Illinois, Inc. *	680	14,518
PPG Industries, Inc.	1,108	120,085
Praxair, Inc.	1,175	134,115
Sealed Air Corp.	874	46,471
Sherwin-Williams Co.	323	89,716
Sigma-Aldrich Corp.	486	67,850
The Dow Chemical Co.	4,416	207,816
The Mosaic Co.	1,265	54,319
Vulcan Materials Co.	534	48,605
WestRock Co. *	1,060	66,844
		2,216,875

Telecommunication Services 2.4%
AT&T, Inc.	25,039	869,854
CenturyLink, Inc.	2,297	65,694
Frontier Communications Corp.	4,700	22,184
Level 3 Communications, Inc. *	1,199	60,550
Verizon Communications, Inc.	16,620	777,650
		1,795,932

Utilities 2.9%
AES Corp.	2,781	35,596
AGL Resources, Inc.	495	23,800
Ameren Corp.	997	40,957
American Electric Power Co., Inc.	2,000	113,140
CenterPoint Energy, Inc.	1,782	34,464
CMS Energy Corp.	1,129	38,680
Consolidated Edison, Inc.	1,199	76,244
Dominion Resources, Inc.	2,427	174,015
DTE Energy Co.	729	58,655
Duke Energy Corp.	2,818	209,151
Edison International	1,327	79,633
Entergy Corp.	734	52,129
Eversource Energy	1,297	64,487
Exelon Corp.	3,508	112,572

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
FirstEnergy Corp.	$1,728	58,683
NextEra Energy, Inc.	1,809	190,307
NiSource, Inc.	1,296	22,628
NRG Energy, Inc.	1,359	30,510
Pepco Holdings, Inc.	1,031	27,507
PG&E Corp.	1,956	102,710
Pinnacle West Capital Corp.	441	27,214
PPL Corp.	2,718	86,460
Public Service Enterprise Group, Inc.	2,061	85,882
SCANA Corp.	573	31,400
Sempra Energy	943	95,979
Southern Co.	3,701	165,546
TECO Energy, Inc.	958	21,191
WEC Energy Group, Inc.	1,294	63,406
Xcel Energy, Inc.	2,079	72,079
		2,195,025
TOTAL COMMON STOCKS (Cost $69,351,788)		75,756,520

TOTAL INVESTMENTS (Cost $69,351,788) — 100.5%		75,756,520
Other Net Assets (Liabilities):
Written Call Options (0.8)%		(580,854)
Other Net Assets 0.3%		237,329
Total Other Net Assets (Liabilities) (0.5)%		(343,525)
NET ASSETS 100.0%		$75,412,995

*	Non-income producing security

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of July 31, 2015:
	Value	% of Net Assets
Information Technology	$15,068,240	20.0%
Financials	12,643,871	16.8%
Health Care	11,787,884	15.6%
Consumer Discretionary	9,804,370	13.0%
Industrials	7,547,429	10.0%
Consumer Staples	7,302,831	9.7%
Energy	5,394,063	7.2%
Materials	2,216,875	2.9%
Utilities	2,195,025	2.9%
Telecommunication Services	1,795,932	2.4%
Written Call Options	(580,854)	(0.8)%
Other Net Assets	237,329	0.3%
Total	$75,412,995	100.0%

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.8)%
(20)	3M Co., Strike @ 160.00 Exp 8/21/15	(110)
(33)	Abbott Laboratories, Strike @ 50.00 Exp 8/21/15	(3,959)
(70)	AbbVie, Inc., Strike @ 72.50 Exp 8/21/15	(3,499)
(25)	Accenture PLC, Strike @ 105.00 Exp 8/21/15	(1,624)
(8)	ACE, Ltd., Strike @ 105.00 Exp 8/21/15	(3,320)
(16)	Adobe Systems, Inc., Strike @ 85.00 Exp 8/21/15	(872)
(2)	Advance Auto Parts, Inc., Strike @ 175.00 Exp 8/21/15	(970)
(9)	Aetna, Inc., Strike @ 115.00 Exp 8/21/15	(1,976)
(1)	Affiliated Managers Group, Strike @ 220.00 Exp 8/21/15	(43)
(14)	AFLAC, Inc., Strike @ 62.50 Exp 8/21/15	(2,569)
(13)	Agilent Technologies, Inc., Strike @ 42.50 Exp 8/21/15	(761)
(4)	AGL Resources, Inc., Strike @ 50.00 Exp 8/21/15	(40)
(6)	Air Products & Chemicals, Inc., Strike @ 140.00 Exp 8/21/15	(2,460)
(2)	Airgas, Inc., Strike @ 105.00 Exp 8/21/15	(165)
(7)	Akamai Technologies, Inc., Strike @ 77.50 Exp 8/21/15	(928)
(49)	Alcoa, Inc., Strike @ 11.00 Exp 8/21/15	(245)
(6)	Alexion Pharmaceuticals, Inc., Strike @ 210.00 Exp 8/21/15	(690)
(3)	Allegion PLC, Strike @ 65.00 Exp 8/21/15	(143)
(15)	Allergan PLC, Strike @ 330.00 Exp 8/21/15	(13,724)
(2)	Alliance Data Systems Corp., Strike @ 310.00 Exp 8/21/15	(25)
(16)	Allstate Corp., Strike @ 70.00 Exp 8/21/15	(1,184)
(80)	Altria Group, Inc., Strike @ 55.00 Exp 8/21/15	(4,599)
(13)	Amazon.com, Inc., Strike @ 515.00 Exp 8/21/15	(33,604)
(6)	Ameren Corp., Strike @ 40.00 Exp 8/21/15	(750)
(28)	American Airlines Group, Inc., Strike @ 45.00 Exp 8/21/15	(448)
(20)	American Electric Power Co., Inc., Strike @ 57.50 Exp 8/21/15	(550)
(23)	American Express Co., Strike @ 80.00 Exp 8/21/15	(230)
(35)	American International Group, Inc., Strike @ 65.00 Exp 8/21/15	(2,834)
(17)	American Tower Corp., Strike @ 100.00 Exp 8/21/15	(340)
(5)	Ameriprise Financial, Inc., Strike @ 130.00 Exp 8/21/15	(263)
(6)	AmerisourceBergen Corp., Strike @ 115.00 Exp 8/21/15	(90)
(31)	Amgen, Inc., Strike @ 170.00 Exp 8/21/15	(25,497)
(7)	Amphenol Corp., Strike @ 55.00 Exp 8/21/15	(1,295)
(17)	Anadarko Petroleum Corp., Strike @ 77.50 Exp 8/21/15	(1,479)
(10)	Analog Devices, Inc., Strike @ 65.00 Exp 8/21/15	(450)
(10)	Anthem, Inc., Strike @ 165.00 Exp 8/21/15	(215)
(9)	AON PLC, Strike @ 105.00 Exp 8/21/15	(383)
(15)	Apache Corp., Strike @ 55.00 Exp 8/21/15	(113)
(234)	Apple, Inc., Strike @ 135.00 Exp 8/21/15	(1,755)
(50)	Applied Materials, Inc., Strike @ 19.00 Exp 8/21/15	(275)
(21)	Archer-Daniels-Midland Co., Strike @ 49.00 Exp 8/21/15	(840)
(2)	Assurant, Inc., Strike @ 75.00 Exp 8/21/15	(205)
(20)	AT&T, Inc., Strike @ 95.00 Exp 8/21/15 (a)	(1,220)
(211)	AT&T, Inc., Strike @ 36.00 Exp 8/21/15	(2,216)
(9)	Autodesk, Inc., Strike @ 55.00 Exp 8/21/15	(189)
(1)	AutoZone, Inc., Strike @ 700.00 Exp 8/21/15	(1,110)
(10)	Avago Technologies, Ltd., Strike @ 145.00 Exp 8/21/15	(225)
(5)	AvalonBay Communities, Inc., Strike @ 175.00 Exp 8/21/15	(638)
(3)	Avery Dennison Corp., Strike @ 65.00 Exp 8/21/15	(83)
(17)	Baker Hughes, Inc., Strike @ 62.50 Exp 8/21/15	(1,360)
(5)	Ball Corp., Strike @ 75.00 Exp 8/21/15	(63)
(194)	Bank of America Corp., Strike @ 18.00 Exp 8/21/15	(4,849)
(45)	Bank of New York Mellon Corp., Strike @ 44.00 Exp 8/21/15	(1,688)
(22)	Baxalta, Inc., Strike @ 35.00 Exp 8/21/15	(275)
(29)	BB&T Corp., Strike @ 42.00 Exp 8/21/15	(189)
(6)	Becton Dickinson & Co., Strike @ 150.00 Exp 8/21/15	(2,580)
(5)	Bed Bath & Beyond, Inc., Strike @ 70.00 Exp 8/21/15	(33)
(45)	Berkshire Hathaway, Inc., Strike @ 145.00 Exp 8/21/15	(4,702)
(11)	Best Buy Co., Inc., Strike @ 35.00 Exp 8/21/15	(88)
(9)	Biogen, Inc., Strike @ 445.00 Exp 8/21/15	(90)
(4)	BlackRock, Inc., Strike @ 360.00 Exp 8/21/15	(200)
(5)	BorgWarner, Inc., Strike @ 52.50 Exp 8/21/15	(125)
(6)	Boston Properties, Inc., Strike @ 130.00 Exp 8/21/15	(150)
(29)	Boston Scientific Corp., Strike @ 18.00 Exp 8/21/15	(334)
(67)	Bristol-Myers Squibb Co., Strike @ 72.50 Exp 8/21/15	(771)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(22)	Broadcom Corp., Strike @ 55.00 Exp 8/21/15	(165)
(6)	Brown-Forman Corp., Strike @ 105.00 Exp 8/21/15	(2,280)
(4)	C.H. Robinson Worldwide, Inc., Strike @ 65.00 Exp 8/21/15	(2,160)
(3)	C.R. Bard, Inc., Strike @ 185.00 Exp 8/21/15	(3,374)
(8)	Cablevision Systems Corp., Strike @ 30.00 Exp 8/21/15	(1,060)
(7)	Cameron International Corp., Strike @ 52.50 Exp 8/21/15	(525)
(7)	Campbell Soup Co., Strike @ 49.00 Exp 8/21/15	(683)
(18)	Carnival Corp., Strike @ 55.00 Exp 8/21/15	(630)
(18)	CBS Corp., Strike @ 57.50 Exp 8/21/15	(621)
(32)	Celgene Corp., Strike @ 140.00 Exp 8/21/15	(1,632)
(12)	Cerner Corp., Strike @ 75.00 Exp 8/21/15	(1,230)
(4)	CF Industries Holdings, Inc., Strike @ 66.00 Exp 8/21/15	(110)
(21)	Chesapeake Energy Corp., Strike @ 13.00 Exp 8/21/15	(63)
(55)	Chevron Corp., Strike @ 95.00 Exp 8/21/15	(1,045)
(1)	Chipotle Mexican Grill, Inc., Strike @ 705.00 Exp 8/21/15	(4,019)
(8)	CIGNA Corp., Strike @ 160.00 Exp 8/21/15	(64)
(3)	Cimarex Energy Co., Strike @ 110.00 Exp 8/21/15	(473)
(6)	Cincinnati Financial Corp., Strike @ 55.00 Exp 8/21/15	(540)
(3)	Cintas Corp., Strike @ 90.00 Exp 8/21/15	(38)
(162)	Cisco Systems, Inc., Strike @ 29.00 Exp 8/21/15	(9,395)
(98)	Citigroup, Inc., Strike @ 60.00 Exp 8/21/15	(3,625)
(5)	Citrix Systems, Inc., Strike @ 72.50 Exp 8/21/15	(1,800)
(5)	Clorox Co., Strike @ 115.00 Exp 8/21/15	(300)
(7)	CME Group, Inc., Strike @ 100.00 Exp 8/21/15	(263)
(11)	CMS Energy Corp., Strike @ 35.00 Exp 8/21/15	(248)
(11)	Coach, Inc., Strike @ 34.00 Exp 8/21/15	(550)
(119)	Coca-Cola Co., Strike @ 42.00 Exp 8/21/15	(1,785)
(8)	Coca-Cola Enterprises, Inc., Strike @ 48.00 Exp 8/21/15	(2,800)
(24)	Cognizant Technology Solutions Corp., Strike @ 65.00 Exp 8/21/15	(3,119)
(18)	Colgate-Palmolive Co., Strike @ 67.50 Exp 8/21/15	(1,998)
(11)	Columbia Pipeline Group, Inc., Strike @ 30.00 Exp 8/21/15	(358)
(66)	Comcast Corp., Strike @ 65.00 Exp 8/21/15	(1,419)
(7)	Comerica, Inc., Strike @ 50.00 Exp 8/21/15	(130)
(4)	Computer Sciences Corp., Strike @ 70.00 Exp 8/21/15	(290)
(17)	ConAgra Foods, Inc., Strike @ 46.00 Exp 8/21/15	(255)
(50)	ConocoPhillips, Inc., Strike @ 60.00 Exp 8/21/15	(150)
(9)	CONSOL Energy, Inc., Strike @ 20.00 Exp 8/21/15	(104)
(9)	Consolidated Edison, Inc., Strike @ 62.50 Exp 8/21/15	(1,418)
(5)	Constellation Brands, Inc., Strike @ 120.00 Exp 8/21/15	(875)
(39)	Corning, Inc., Strike @ 20.00 Exp 8/21/15	(234)
(9)	Costco Wholesale Corp., Strike @ 145.00 Exp 8/21/15	(1,935)
(10)	Crown Castle International Corp., Strike @ 82.50 Exp 8/21/15	(900)
(40)	CSX Corp., Strike @ 34.00 Exp 8/21/15	(580)
(6)	Cummins, Inc., Strike @ 135.00 Exp 8/21/15	(210)
(45)	CVS Health Corp., Strike @ 115.00 Exp 8/21/15	(4,679)
(1)	D&B Corp., Strike @ 130.00 Exp 8/21/15	(100)
(13)	D.R. Horton, Inc., Strike @ 29.00 Exp 8/21/15	(1,417)
(17)	Danaher Corp., Strike @ 90.00 Exp 8/21/15	(3,782)
(4)	Darden Restaurants, Inc., Strike @ 75.00 Exp 8/21/15	(420)
(7)	DaVita Healthcare Partners, Inc., Strike @ 82.50 Exp 8/21/15	(175)
(11)	Deere & Co., Strike @ 100.00 Exp 8/21/15	(495)
(11)	Delphi Automotive PLC, Strike @ 80.00 Exp 8/21/15	(907)
(26)	Delta Air Lines, Inc., Strike @ 47.00 Exp 8/21/15	(845)
(5)	DENTSPLY International, Inc., Strike @ 55.00 Exp 8/21/15	(1,063)
(15)	Devon Energy Corp., Strike @ 57.50 Exp 8/21/15	(113)
(2)	Diamond Offshore Drilling, Inc., Strike @ 25.00 Exp 8/21/15	(38)
(5)	Discovery Communications, Inc., Class A, Strike @ 35.00 Exp 8/21/15	(150)
(12)	Dollar General Corp., Strike @ 82.50 Exp 8/21/15	(630)
(7)	Dollar Tree, Inc., Strike @ 85.00 Exp 8/21/15	(140)
(13)	Dominion Resources, Inc., Strike @ 70.00 Exp 8/21/15	(2,795)
(6)	Dover Corp., Strike @ 70.00 Exp 8/21/15	(30)
(5)	Dr. Pepper Snapple Group, Inc., Strike @ 80.00 Exp 8/21/15	(663)
(7)	DTE Energy Co., Strike @ 80.00 Exp 8/21/15	(945)
(19)	Duke Energy Corp., Strike @ 75.00 Exp 8/21/15	(1,140)
(11)	E*Trade Financial Corp., Strike @ 32.00 Exp 8/21/15	(72)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(20)	E.I. Du Pont de Nemours & Co., Strike @ 60.00 Exp 8/21/15	(170)
(6)	Eastman Chemical Co., Strike @ 82.50 Exp 8/21/15	(240)
(28)	eBay, Inc., Strike @ 67.50 Exp 8/21/15 (b)	(2,702)
(8)	Ecolab, Inc., Strike @ 115.00 Exp 8/21/15	(1,680)
(9)	Edison International, Strike @ 60.00 Exp 8/21/15	(923)
(3)	Edwards Lifesciences Corp., Strike @ 160.00 Exp 8/21/15	(323)
(8)	Electronic Arts, Inc., Strike @ 75.00 Exp 8/21/15	(396)
(30)	Eli Lilly & Co., Strike @ 90.00 Exp 8/21/15	(405)
(55)	EMC Corp., Strike @ 26.00 Exp 8/21/15	(5,967)
(27)	Emerson Electric Co., Strike @ 55.00 Exp 8/21/15	(473)
(8)	ENDO International PLC, Strike @ 90.00 Exp 8/21/15	(1,380)
(7)	Entergy Corp., Strike @ 75.00 Exp 8/21/15	(70)
(22)	EOG Resources, Inc., Strike @ 85.00 Exp 8/21/15	(748)
(2)	Equinix, Inc., Strike @ 270.00 Exp 8/21/15	(2,450)
(6)	Equities Corp., Strike @ 80.00 Exp 8/21/15	(660)
(14)	Equity Residential, Strike @ 77.50 Exp 8/21/15	(315)
(2)	Essex Property Trust, Inc., Strike @ 230.00 Exp 8/21/15	(225)
(9)	Estee Lauder Cos., Strike @ 92.50 Exp 8/21/15	(810)
(12)	Eversource Energy, Strike @ 50.00 Exp 8/21/15	(810)
(3)	Expedia, Inc., Strike @ 120.00 Exp 8/21/15	(1,215)
(7)	Expeditors International of Washington, Inc., Strike @ 47.00 Exp 8/21/15	(840)
(29)	Express Scripts Holding, Inc., Strike @ 95.00 Exp 8/21/15	(1,276)
(170)	Exxon Mobil Corp., Strike @ 85.00 Exp 8/21/15	(1,275)
(2)	F5 Networks, Inc., Strike @ 125.00 Exp 8/21/15	(1,955)
(51)	Facebook, Inc., Strike @ 97.50 Exp 8/21/15	(5,584)
(11)	Fastenal Co., Strike @ 43.00 Exp 8/21/15	(275)
(9)	FedEx Corp., Strike @ 175.00 Exp 8/21/15	(1,161)
(7)	Fidelity National Information Services, Inc., Strike @ 65.00 Exp 8/21/15	(987)
(2)	First Solar, Inc., Strike @ 47.50 Exp 8/21/15	(258)
(7)	Fiserv, Inc., Strike @ 90.00 Exp 8/21/15	(280)
(5)	FLIR Systems, Inc., Strike @ 32.00 Exp 8/21/15	(88)
(3)	Flowserve Corp., Strike @ 50.00 Exp 8/21/15	(75)
(3)	FMC Corp., Strike @ 50.00 Exp 8/21/15	(203)
(126)	Ford Motor Co., Strike @ 15.00 Exp 8/21/15	(2,520)
(1)	Fossil Group, Inc., Strike @ 75.00 Exp 8/21/15	(118)
(4)	GameStop Corp., Strike @ 50.00 Exp 8/21/15	(136)
(8)	Gap, Inc., Strike @ 39.00 Exp 8/21/15	(164)
(4)	Garmin, Ltd., Strike @ 45.00 Exp 8/21/15	(44)
(8)	General Dynamics Corp., Strike @ 150.00 Exp 8/21/15	(1,600)
(321)	General Electric Co., Strike @ 28.00 Exp 8/21/15	(803)
(25)	General Growth Properties, Inc., Strike @ 28.00 Exp 8/21/15	(475)
(16)	General Mills, Inc., Strike @ 57.50 Exp 8/21/15	(2,016)
(45)	General Motors Co., Strike @ 32.00 Exp 8/21/15	(2,318)
(60)	Gilead Sciences, Inc., Strike @ 125.00 Exp 8/21/15	(2,520)
(13)	Goldman Sachs Group, Inc., Strike @ 215.00 Exp 8/21/15	(579)
(9)	Goodyear Tire & Rubber Co., Strike @ 32.00 Exp 8/21/15	(135)
(4)	Google, Inc., Strike @ 680.00 Exp 8/21/15	(1,820)
(8)	Google, Inc., Strike @ 685.00 Exp 8/21/15	(340)
(9)	H&R Block, Inc., Strike @ 33.00 Exp 8/21/15	(1,080)
(28)	Halliburton Co., Strike @ 42.00 Exp 8/21/15	(3,107)
(16)	Hanesbrands, Inc., Strike @ 36.00 Exp 8/21/15	(80)
(7)	Harley-Davidson, Inc., Strike @ 57.50 Exp 8/21/15	(1,117)
(2)	Harman International Industries, Inc., Strike @ 115.00 Exp 8/21/15	(505)
(4)	Harris Corp., Strike @ 85.00 Exp 8/21/15	(500)
(17)	Hartford Financial Services Group, Inc., Strike @ 49.00 Exp 8/21/15	(1,088)
(4)	Hasbro, Inc., Strike @ 82.50 Exp 8/21/15	(100)
(11)	HCA Holdings, Inc., Strike @ 97.50 Exp 8/21/15	(660)
(4)	Helmerich & Payne, Inc., Strike @ 65.00 Exp 8/21/15	(100)
(2)	Henry Schein, Inc., Strike @ 150.00 Exp 8/21/15	(210)
(9)	Hess Corp., Strike @ 65.00 Exp 8/21/15	(126)
(73)	Hewlett-Packard Co., Strike @ 32.00 Exp 8/21/15	(4,306)
(15)	Honeywell International, Inc., Strike @ 105.00 Exp 8/21/15	(2,130)
(5)	Hormel Foods Corp., Strike @ 60.00 Exp 8/21/15	(425)
(30)	Host Hotels & Resorts, Inc., Strike @ 22.00 Exp 8/21/15	(300)
(6)	Humana, Inc., Strike @ 195.00 Exp 8/21/15	(105)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	Illinois Tool Works, Inc., Strike @ 95.00 Exp 8/21/15	(75)
(193)	Intel Corp., Strike @ 31.00 Exp 8/21/15	(579)
(4)	Intercontinental Exchange, Inc., Strike @ 240.00 Exp 8/21/15	(440)
(30)	International Business Machines Corp., Strike @ 175.00 Exp 8/21/15	(165)
(2)	International Flavors & Fragrances, Inc., Strike @ 115.00 Exp 8/21/15	(560)
(17)	International Paper Co., Strike @ 50.00 Exp 8/21/15	(340)
(9)	Intuit, Inc., Strike @ 110.00 Exp 8/21/15	(765)
(1)	Intuitive Surgical, Inc., Strike @ 520.00 Exp 8/21/15	(1,920)
(17)	Invesco, Ltd., Strike @ 40.00 Exp 8/21/15	(298)
(2)	J.B. Hunt Transport Services, Inc., Strike @ 85.00 Exp 8/21/15	(220)
(5)	Jacobs Engineering Group, Inc., Strike @ 42.50 Exp 8/21/15	(375)
(4)	Joy Global, Inc., Strike @ 33.00 Exp 8/21/15	(62)
(96)	JPMorgan Chase & Co., Strike @ 70.00 Exp 8/21/15	(4,127)
(14)	Juniper Networks, Inc., Strike @ 28.00 Exp 8/21/15	(1,225)
(3)	Kansas City Southern Industries, Inc., Strike @ 100.00 Exp 8/21/15	(578)
(7)	Kellogg Co., Strike @ 65.00 Exp 8/21/15	(1,295)
(4)	Keurig Green Mountain, Inc., Strike @ 77.50 Exp 8/21/15	(1,350)
(14)	Kimberly-Clark Corp., Strike @ 115.00 Exp 8/21/15	(1,960)
(16)	Kimco Realty Corp., Strike @ 25.00 Exp 8/21/15	(560)
(58)	Kinder Morgan, Inc., Strike @ 37.50 Exp 8/21/15	(435)
(6)	KLA-Tencor Corp., Strike @ 55.00 Exp 8/21/15	(225)
(6)	Kohl's Corp., Strike @ 65.00 Exp 8/21/15	(270)
(20)	Kroger Co., Strike @ 38.75 Exp 8/21/15	(1,750)
(8)	L Brands, Inc., Strike @ 85.50 Exp 8/21/15	(260)
(2)	L-3 Communications Holdings, Inc., Strike @ 125.00 Exp 8/21/15	(20)
(3)	Laboratory Corp. of America Holdings, Strike @ 125.00 Exp 8/21/15	(1,110)
(6)	Lam Research Corp., Strike @ 82.50 Exp 8/21/15	(225)
(3)	Legg Mason, Inc., Strike @ 50.00 Exp 8/21/15	(203)
(7)	Lennar Corp., Strike @ 55.00 Exp 8/21/15	(259)
(8)	Leucadia National Corp., Strike @ 25.00 Exp 8/21/15	(80)
(9)	Level 3 Communications, Inc., Strike @ 55.00 Exp 8/21/15	(113)
(8)	Lincoln National Corp., Strike @ 60.00 Exp 8/21/15	(80)
(9)	Linear Technology Corp., Strike @ 46.00 Exp 8/21/15	(135)
(8)	Lockheed Martin Corp., Strike @ 205.00 Exp 8/21/15	(3,599)
(12)	Loews Corp., Strike @ 40.00 Exp 8/21/15	(150)
(38)	Lowe's Cos., Inc., Strike @ 70.00 Exp 8/21/15	(4,388)
(16)	LyondellBasell Industries NV, Strike @ 105.00 Exp 8/21/15	(160)
(5)	M&T Bank Corp., Strike @ 135.00 Exp 8/21/15	(238)
(9)	Macy's, Inc., Strike @ 75.00 Exp 8/21/15	(230)
(4)	Mallinckrodt PLC, Strike @ 130.00 Exp 8/21/15	(750)
(27)	Marathon Oil Corp., Strike @ 25.00 Exp 8/21/15	(108)
(14)	Marathon Petroleum Corp., Strike @ 60.00 Exp 8/21/15	(245)
(6)	Marriott International, Inc., Strike @ 80.00 Exp 8/21/15	(60)
(21)	Marsh & McLennan Cos., Inc., Strike @ 60.00 Exp 8/21/15	(263)
(2)	Martin Marietta Materials, Inc., Strike @ 160.00 Exp 8/21/15	(690)
(14)	Masco Corp., Strike @ 24.00 Exp 8/21/15	(3,639)
(39)	Mastercard, Inc., Strike @ 100.00 Exp 8/21/15	(2,399)
(28)	McDonald's Corp., Strike @ 100.00 Exp 8/21/15	(3,751)
(6)	McGraw-Hill Cos., Inc., Strike @ 105.00 Exp 8/21/15	(330)
(7)	McKesson Corp., Strike @ 240.00 Exp 8/21/15	(88)
(6)	Mead Johnson Nutrition Co., Strike @ 90.00 Exp 8/21/15	(696)
(40)	Medtronic PLC, Strike @ 77.50 Exp 8/21/15	(6,519)
(85)	Merck & Co., Inc., Strike @ 60.00 Exp 8/21/15	(2,763)
(25)	MetLife, Inc., Strike @ 57.50 Exp 8/21/15	(575)
(8)	Michael Kors Holdings, Ltd., Strike @ 45.00 Exp 8/21/15	(1,100)
(8)	Microchip Technology, Inc., Strike @ 47.00 Exp 8/21/15	(200)
(33)	Micron Technology, Inc., Strike @ 21.00 Exp 8/21/15	(660)
(258)	Microsoft Corp., Strike @ 48.00 Exp 8/21/15	(6,578)
(2)	Mohawk Industries, Inc., Strike @ 200.00 Exp 8/21/15	(1,310)
(6)	Molson Coors Brewing Co., Strike @ 75.00 Exp 8/21/15	(540)
(52)	Mondelez International, Inc., Strike @ 43.00 Exp 8/21/15	(12,765)
(14)	Monsanto Co., Strike @ 110.00 Exp 8/21/15	(273)
(5)	Monster Beverage Corp., Strike @ 150.00 Exp 8/21/15	(4,349)
(5)	Moody's Corp., Strike @ 115.00 Exp 8/21/15	(100)
(51)	Morgan Stanley, Strike @ 41.00 Exp 8/21/15	(408)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	Motorola Solutions, Inc., Strike @ 60.00 Exp 8/21/15	(785)
(14)	Mylan NV, Strike @ 72.50 Exp 8/21/15	(84)
(12)	National-Oilwell Varco, Inc., Strike @ 45.00 Exp 8/21/15	(468)
(12)	NetApp, Inc., Strike @ 33.00 Exp 8/21/15	(648)
(17)	Netflix.com, Inc., Strike @ 126.43 Exp 8/21/15	(884)
(11)	Newell Rubbermaid, Inc., Strike @ 43.00 Exp 8/21/15	(825)
(6)	Newfield Exploration Co., Strike @ 38.00 Exp 8/21/15	(135)
(18)	Newmont Mining Corp., Strike @ 22.00 Exp 8/21/15	(54)
(13)	News Corp., Strike @ 15.00 Exp 8/21/15	(390)
(11)	NextEra Energy, Inc., Strike @ 105.00 Exp 8/21/15	(1,925)
(15)	Nielsen Holdings NV, Strike @ 48.00 Exp 8/21/15	(1,650)
(23)	Nike, Inc., Strike @ 115.00 Exp 8/21/15	(3,967)
(13)	Noble Energy, Inc., Strike @ 40.00 Exp 8/21/15	(228)
(5)	Nordstrom, Inc., Strike @ 82.50 Exp 8/21/15	(93)
(8)	Norfolk Southern Corp., Strike @ 87.50 Exp 8/21/15	(360)
(9)	Northern Trust Corp., Strike @ 80.00 Exp 8/21/15	(203)
(7)	Northrop Grumman Corp., Strike @ 175.00 Exp 8/21/15	(1,715)
(9)	NRG Energy, Inc., Strike @ 23.00 Exp 8/21/15	(540)
(13)	Nucor Corp., Strike @ 45.00 Exp 8/21/15	(878)
(16)	NVIDIA Corp., Strike @ 21.00 Exp 8/21/15	(568)
(31)	Occidental Petroleum Corp., Strike @ 75.00 Exp 8/21/15	(651)
(7)	Omnicom Group, Inc., Strike @ 75.00 Exp 8/21/15	(333)
(6)	ONEOK, Inc., Strike @ 42.50 Exp 8/21/15	(315)
(130)	Oracle Corp., Strike @ 42.00 Exp 8/21/15	(520)
(4)	O'Reilly Automotive, Inc., Strike @ 250.00 Exp 8/21/15	(390)
(14)	PACCAR, Inc., Strike @ 67.50 Exp 8/21/15	(210)
(4)	Parker Hannifin Corp., Strike @ 115.00 Exp 8/21/15	(800)
(3)	Patterson Cos., Inc., Strike @ 50.00 Exp 8/21/15	(233)
(5)	Pentair PLC, Strike @ 65.00 Exp 8/21/15	(88)
(39)	PepsiCo, Inc., Strike @ 97.50 Exp 8/21/15	(2,048)
(4)	PerkinElmer, Inc., Strike @ 55.00 Exp 8/21/15	(80)
(5)	Perrigo Co. PLC, Strike @ 195.00 Exp 8/21/15	(2,200)
(129)	Pfizer, Inc., Strike @ 35.00 Exp 8/21/15	(14,318)
(51)	Philip Morris International, Strike @ 87.50 Exp 8/21/15	(1,785)
(16)	Phillips 66, Strike @ 85.00 Exp 8/21/15	(400)
(6)	Pioneer Natural Resources Co., Strike @ 140.00 Exp 8/21/15	(540)
(7)	Plum Creek Timber Co., Inc., Strike @ 42.00 Exp 8/21/15	(74)
(15)	PNC Financial Services Group, Strike @ 100.00 Exp 8/21/15	(818)
(2)	Polo Ralph Lauren Corp., Strike @ 140.00 Exp 8/21/15	(120)
(11)	PPG Industries, Inc., Strike @ 115.00 Exp 8/21/15	(275)
(27)	PPL Corp., Strike @ 32.00 Exp 8/21/15	(945)
(11)	Praxair, Inc., Strike @ 120.00 Exp 8/21/15	(193)
(4)	Precision Castparts Corp., Strike @ 200.00 Exp 8/21/15	(860)
(11)	Principal Financial Group, Inc., Strike @ 55.00 Exp 8/21/15	(1,348)
(10)	Progressive Corp., Strike @ 31.00 Exp 8/21/15	(300)
(14)	Prologis, Inc., Strike @ 40.00 Exp 8/21/15	(1,365)
(18)	Prudential Financial, Inc., Strike @ 92.50 Exp 8/21/15	(1,071)
(3)	Public Storage, Strike @ 200.00 Exp 8/21/15	(2,190)
(11)	Pulte Group, Inc., Strike @ 21.00 Exp 8/21/15	(352)
(3)	PVH Corp., Strike @ 120.00 Exp 8/21/15	(233)
(66)	Qualcomm, Inc., Strike @ 67.50 Exp 8/21/15	(1,056)
(8)	Quanta Services, Inc., Strike @ 30.00 Exp 8/21/15	(180)
(4)	Quest Diagnostics, Inc., Strike @ 75.00 Exp 8/21/15	(430)
(6)	Range Resources Corp., Strike @ 50.00 Exp 8/21/15	(90)
(12)	Raytheon Co., Strike @ 105.00 Exp 8/21/15	(5,549)
(7)	Red Hat, Inc., Strike @ 82.50 Exp 8/21/15	(385)
(3)	Regeneron Pharmaceuticals, Inc., Strike @ 590.00 Exp 8/21/15	(1,650)
(10)	Republic Services, Inc., Strike @ 42.00 Exp 8/21/15	(850)
(10)	Reynolds American, Inc., Strike @ 80.00 Exp 8/21/15	(5,849)
(5)	Rockwell Automation, Inc., Strike @ 130.00 Exp 8/21/15	(88)
(5)	Rockwell Collins, Inc., Strike @ 95.00 Exp 8/21/15	(75)
(3)	Roper Technologies, Inc., Strike @ 180.00 Exp 8/21/15	(30)
(16)	Ross Stores, Inc., Strike @ 55.00 Exp 8/21/15	(840)
(6)	Royal Caribbean Cruises, Ltd., Strike @ 90.00 Exp 8/21/15	(1,251)
(2)	Ryder System, Inc., Strike @ 95.00 Exp 8/21/15	(65)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(20)	Salesforce.com, Inc., Strike @ 77.50 Exp 8/21/15	(4,059)
(8)	SanDisk Corp., Strike @ 60.00 Exp 8/21/15	(1,464)
(5)	SCANA Corp., Strike @ 55.00 Exp 8/21/15	(350)
(51)	Schlumberger, Ltd., Strike @ 87.50 Exp 8/21/15	(1,607)
(3)	Scripps Networks Interactive, Inc., Strike @ 70.00 Exp 8/21/15	(30)
(9)	Seagate Technology PLC, Strike @ 50.00 Exp 8/21/15	(1,301)
(8)	Sealed Air Corp., Strike @ 55.00 Exp 8/21/15	(220)
(7)	Sempra Energy, Strike @ 105.00 Exp 8/21/15	(508)
(2)	Sherwin-Williams Co., Strike @ 270.00 Exp 8/21/15	(1,950)
(8)	Simon Property Group, Inc., Strike @ 185.00 Exp 8/21/15	(2,939)
(6)	Skyworks Solutions, Inc., Strike @ 110.00 Exp 8/21/15	(195)
(2)	SL Green Realty Corp., Strike @ 115.00 Exp 8/21/15	(370)
(2)	Snap-on, Inc., Strike @ 165.00 Exp 8/21/15	(430)
(24)	Southern Co., Strike @ 44.00 Exp 8/21/15	(2,172)
(21)	Southwest Airlines Co., Strike @ 37.00 Exp 8/21/15	(1,365)
(15)	Southwestern Energy Co., Strike @ 23.00 Exp 8/21/15	(68)
(27)	Spectra Energy Corp., Strike @ 32.00 Exp 8/21/15	(405)
(11)	St. Jude Medical, Inc., Strike @ 80.00 Exp 8/21/15	(193)
(5)	Stanley Black & Decker, Inc., Strike @ 110.00 Exp 8/21/15	(125)
(50)	Starbucks Corp., Strike @ 57.50 Exp 8/21/15	(5,374)
(6)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 90.00 Exp 8/21/15	(216)
(16)	State Street Corp., Strike @ 82.50 Exp 8/21/15	(88)
(2)	Stericycle, Inc., Strike @ 140.00 Exp 8/21/15	(530)
(10)	Stryker Corp., Strike @ 100.00 Exp 8/21/15	(3,049)
(21)	SunTrust Banks, Inc., Strike @ 47.00 Exp 8/21/15	(221)
(20)	Symantec Corp., Strike @ 24.00 Exp 8/21/15	(370)
(18)	Sysco Corp., Strike @ 37.00 Exp 8/21/15	(675)
(6)	T. Rowe Price Group, Inc., Strike @ 80.00 Exp 8/21/15	(90)
(26)	Target Corp., Strike @ 87.50 Exp 8/21/15	(455)
(16)	TE Connectivity, Ltd., Strike @ 65.00 Exp 8/21/15	(240)
(9)	TECO Energy, Inc., Strike @ 22.50 Exp 8/21/15	(203)
(4)	Tenet Healthcare Corp., Strike @ 62.50 Exp 8/21/15	(150)
(5)	Teradata Corp., Strike @ 37.50 Exp 8/21/15	(663)
(5)	Tesoro Corp., Strike @ 110.00 Exp 8/21/15	(288)
(42)	Texas Instruments, Inc., Strike @ 52.50 Exp 8/21/15	(903)
(11)	Textron, Inc., Strike @ 46.00 Exp 8/21/15	(231)
(6)	The ADT Corp., Strike @ 34.00 Exp 8/21/15	(630)
(21)	The Boeing Co., Strike @ 150.00 Exp 8/21/15	(557)
(46)	The Charles Schwab Corp., Strike @ 36.00 Exp 8/21/15	(1,150)
(9)	The Chubb Corp., Strike @ 125.00 Exp 8/21/15	(1,364)
(33)	The Dow Chemical Co., Strike @ 52.50 Exp 8/21/15	(248)
(6)	The Hershey Co., Strike @ 95.00 Exp 8/21/15	(447)
(29)	The Home Depot, Inc., Strike @ 115.00 Exp 8/21/15	(9,714)
(17)	The Interpublic Group of Cos., Inc., Strike @ 21.00 Exp 8/21/15	(978)
(3)	The J.M. Smucker Co., Strike @ 110.00 Exp 8/21/15	(743)
(24)	The Kraft Heinz Co., Strike @ 80.00 Exp 8/21/15	(3,119)
(4)	The Macerich Co., Strike @ 80.00 Exp 8/21/15	(570)
(12)	The Mosaic Co., Strike @ 47.50 Exp 8/21/15	(90)
(2)	The Priceline Group, Inc., Strike @ 1270.00 Exp 8/21/15	(6,959)
(18)	The TJX Companies, Inc., Strike @ 70.00 Exp 8/21/15	(2,340)
(39)	The Walt Disney Co., Strike @ 120.00 Exp 8/21/15	(8,755)
(13)	Thermo Fisher Scientific, Inc., Strike @ 140.00 Exp 8/21/15	(2,568)
(4)	Tiffany & Co., Strike @ 97.50 Exp 8/21/15	(416)
(11)	Time Warner Cable, Inc., Strike @ 195.00 Exp 8/21/15	(2,145)
(33)	Time Warner, Inc., Strike @ 92.50 Exp 8/21/15	(1,370)
(6)	Total System Services, Inc., Strike @ 45.00 Exp 8/21/15	(900)
(5)	Tractor Supply Co., Strike @ 100.00 Exp 8/21/15	(100)
(13)	Transocean, Ltd., Strike @ 16.00 Exp 8/21/15	(143)
(9)	Travelers Companies, Inc., Strike @ 105.00 Exp 8/21/15	(1,845)
(72)	Twenty-First Century Fox, Inc., Strike @ 35.00 Exp 8/21/15	(3,959)
(17)	Tyco International PLC, Strike @ 40.00 Exp 8/21/15	(340)
(11)	Tyson Foods, Inc., Strike @ 45.00 Exp 8/21/15	(1,018)
(72)	U.S. BanCorp, Strike @ 47.00 Exp 8/21/15	(468)
(4)	Under Armour, Inc., Strike @ 90.00 Exp 8/21/15	(3,799)
(26)	Union Pacific Corp., Strike @ 100.00 Exp 8/21/15	(2,314)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(28)	United Parcel Service, Inc., Strike @ 100.00 Exp 8/21/15	(7,615)
(38)	UnitedHealth Group, Inc., Strike @ 130.00 Exp 8/21/15	(684)
(3)	Universal Health Services, Strike @ 150.00 Exp 8/21/15	(323)
(8)	Unum Group, Strike @ 37.00 Exp 8/21/15	(180)
(4)	Urban Outfitters, Inc., Strike @ 38.00 Exp 8/21/15	(30)
(17)	Valero Energy Corp., Strike @ 70.00 Exp 8/21/15	(680)
(3)	Varian Medical Systems, Inc., Strike @ 90.00 Exp 8/21/15	(53)
(8)	Ventas, Inc., Strike @ 65.00 Exp 8/21/15	(1,940)
(4)	VeriSign, Inc., Strike @ 70.00 Exp 8/21/15	(686)
(165)	Verizon Communications, Inc., Strike @ 49.00 Exp 8/21/15	(495)
(9)	Vertex Pharmaceuticals, Inc., Strike @ 145.00 Exp 8/21/15	(1,013)
(13)	VF Corp., Strike @ 75.00 Exp 8/21/15	(3,282)
(14)	Viacom, Inc., Strike @ 65.00 Exp 8/21/15	(175)
(57)	Visa, Inc., Strike @ 72.50 Exp 8/21/15	(18,667)
(7)	Vornado Realty Trust, Strike @ 100.00 Exp 8/21/15	(350)
(5)	Vulcan Materials Co., Strike @ 95.00 Exp 8/21/15	(550)
(1)	W.W. Grainger, Inc., Strike @ 230.00 Exp 8/21/15	(260)
(35)	Walgreens Boots Alliance, Inc., Strike @ 100.00 Exp 8/21/15	(1,785)
(47)	Wal-Mart Stores, Inc., Strike @ 75.00 Exp 8/21/15	(1,081)
(17)	Waste Management, Inc., Strike @ 50.00 Exp 8/21/15	(2,253)
(2)	Waters Corp., Strike @ 135.00 Exp 8/21/15	(290)
(12)	WEC Energy Group, Inc., Strike @ 50.00 Exp 8/21/15	(420)
(8)	Western Digital Corp., Strike @ 82.50 Exp 8/21/15	(3,519)
(21)	Western Union Co., Strike @ 20.00 Exp 8/21/15	(1,103)
(21)	Weyerhaeuser Co., Strike @ 32.00 Exp 8/21/15	(210)
(3)	Whirlpool Corp., Strike @ 180.00 Exp 8/21/15	(785)
(27)	Williams Cos., Inc., Strike @ 62.50 Exp 8/21/15	(675)
(4)	Wyndham Worldwide Corp., Strike @ 90.00 Exp 8/21/15	(60)
(3)	Wynn Resorts, Ltd., Strike @ 110.00 Exp 8/21/15	(372)
(29)	Xerox Corp., Strike @ 11.00 Exp 8/21/15	(783)
(10)	Xilinx, Inc., Strike @ 45.00 Exp 8/21/15	(100)
(12)	XL Group PLC, Strike @ 39.00 Exp 8/21/15	(366)
(23)	Yahoo!, Inc., Strike @ 41.00 Exp 8/21/15	(334)
(17)	Yum! Brands, Inc., Strike @ 92.50 Exp 8/21/15	(587)
(5)	Zimmer Biomet Holdings, Inc., Strike @ 110.00 Exp 8/21/15	(100)
(8)	Zions Bancorporation, Strike @ 32.00 Exp 8/21/15	(228)
(15)	Zoetis, Inc., Strike @ 50.00 Exp 8/21/15	(1,950)
Total Written Call Options (Premiums Received $659,297)		$(580,854)

(a)	Option was originally written against DIRECTV. Due to a corporate action event, this option now requires 189.2 shares of AT&T, Inc. common stock, plus $2,850 cash, per outstanding contract.
(b)	Due to a corporate action event, this option now requires delivery of one share of eBay, Inc. common stock plus one share of PayPal Holdings, Inc. common stock.

See Notes to Schedule of Portfolio Investments.

Exchange Listed Funds Trust	July 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Listed Funds Trust (the “Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Portfolio Investments herein is for the Horizons S&P 500® Covered Call ETF (the "S&P 500 Fund" or the "Fund"). The Fund is a passively managed exchange-traded fund. The assets of each fund in the Trust are segregated and a shareholder's interest is limited to the fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund's prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Portfolio Investments and Schedule of Written Call Options. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, "Financial Services - Investment Companies." GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments and Schedule of Written Call Options may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund's Valuation Committee, in accordance with the Fund's Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Exchange Listed Funds Trust	July 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2015 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$75,756,520	$–	$–	$75,756,520
Total Investment Securities	75,756,520	–	–	75,756,520
Other Financial Instruments:
Written Call Options	(580,854)	–	–	(580,854)
Total Investments	$75,175,666	$–	$–	$75,175,666

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of July 31, 2015, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended July 31, 2015, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Exchange Listed Funds Trust	July 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended July 31, 2015:

	Number of	Premiums
S&P 500 Fund	Contracts	Received
Options outstanding at April 30, 2015	9,528	$682,137
Options written	28,515	1,912,089
Options expired	-	-
Options exercised	(69)	(10,478)
Options closed	(29,322)	(1,924,451)
Options outstanding at July 31, 2015	8,652	$659,297

Investment Transactions

For financial reporting purposes, portfolio transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund's prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Exchange Listed Funds Trust	July 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund's Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax

At July 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
S&P 500 Fund	$69,392,139	$8,893,640	$(2,529,259)	$6,364,381

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 25, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 25, 2015